Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	F-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	CYBR
Entity Registrant Name	CyberArk Software Ltd.
Entity Central Index Key	0001598110
Entity Filer Category	Non-accelerated Filer